Cash and due from banks - Breakdown of pledged deposits by country risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest-Bearing Deposits In Banks
Unrestricted deposits with the Federal Reserve of the United States of America	$ 1,144,896	$ 1,201,101	$ 688,612
Cash and non-interest-bearing deposits in other banks	7,886	3,507	4,331
Cash and interest-bearing deposits in other banks	88,804	48,444	170,869
Total cash and cash equivalents	1,241,586	1,253,052	863,812
Less:
Time deposits with original maturity over 90 days and other restricted deposits	50,650	42,051	17,804
Total cash and due from banks in the consolidated statement of cash flows	1,190,936	1,211,001	846,008	$ 1,159,718
Pledged deposits
Other cash and cash equivalents	50,650	42,051	17,804
UNITED STATES
Pledged deposits
Other cash and cash equivalents	11,387	12,615	11,515
Other cash and cash equivalents, Restricted deposit	10,000
SWITZERLAND
Pledged deposits
Other cash and cash equivalents	16,797	9,787	3,027
FRANCE
Pledged deposits
Other cash and cash equivalents	0	4,790	50
Spain
Pledged deposits
Other cash and cash equivalents	12,814	4,011	18
Netherlands
Pledged deposits
Other cash and cash equivalents	0	3,870	334
Japan
Pledged deposits
Other cash and cash equivalents	0	3,790	1,330
MEXICO
Pledged deposits
Other cash and cash equivalents	0	2,430	790
GERMANY
Pledged deposits
Other cash and cash equivalents	5,380	449	0
UNITED KINGDOM
Pledged deposits
Other cash and cash equivalents	4,272	309	130
CANADA
Pledged deposits
Other cash and cash equivalents	$ 0	$ 0	$ 610